27. EMPLOYEE BENEFITS (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Provisions for employee benefits		R$ 702,058	R$ 633,012
Non-current		702,058	633,012
Financial obligations br TPREV plan [member]
Disclosure of defined benefit plans [line items]
Provisions for employee benefits	[1]	694,063	626,748
PAMEC plan [member]
Disclosure of defined benefit plans [line items]
Provisions for employee benefits		R$ 7,995	R$ 6,264

[1]	The Company had a financial obligations agreement entered into with Fundacao Atlantico intended for the payment of the mathematical provision without coverage by the plan's assets. With the approval and ratification of the JRP, the related claim of Fundacao Atlantico against Oi is subject to the terms and conditions of the JRP.